Goodwill (Tables)	11 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	December 31, 2019	January 31, 2019	January 31, 2018
	(In thousands)
Goodwill - beginning of year	$2,380	$3,513	$836
Acquisition	—	—	2,427
Impairment	—	(881)	—
Currency translation	12	(252)	250
Goodwill - end of year	$2,392	$2,380	$3,513